Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and other liabilities
Accrued vessel operating expenses and voyage expenses	$ 11,794	$ 12,961
Other accrued expenses	6,519	5,304
Total accrued expenses	$ 18,313	$ 18,265